Summary of Significant Accounting Policies (Details)	12 Months Ended
Mar. 31, 2013
Land improvements [Member] | Maximum [Member]
Summary of estimated useful lives of Premises and Equipment
Premises and Equipment, estimated useful lives	20 years
Land improvements [Member] | Minimum [Member]
Summary of estimated useful lives of Premises and Equipment
Premises and Equipment, estimated useful lives	5 years
Buildings and improvements [Member] | Maximum [Member]
Summary of estimated useful lives of Premises and Equipment
Premises and Equipment, estimated useful lives	40 years
Buildings and improvements [Member] | Minimum [Member]
Summary of estimated useful lives of Premises and Equipment
Premises and Equipment, estimated useful lives	5 years
Furnishings and equipment [Member] | Maximum [Member]
Summary of estimated useful lives of Premises and Equipment
Premises and Equipment, estimated useful lives	10 years
Furnishings and equipment [Member] | Minimum [Member]
Summary of estimated useful lives of Premises and Equipment
Premises and Equipment, estimated useful lives	2 years
Leasehold improvements [Member] | Maximum [Member]
Summary of estimated useful lives of Premises and Equipment
Premises and Equipment, estimated useful lives	10 years
Leasehold improvements [Member] | Minimum [Member]
Summary of estimated useful lives of Premises and Equipment
Premises and Equipment, estimated useful lives	2 years